S000000711 [Member] Investment Objectives and Goals - Western Asset Intermediate Bond Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET INTERMEDIATE BOND FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified below.